Revenue recognition - Schedule Of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 14,493	$ 76,321	$ 52,768	$ 140,110
U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	14,267	21,321	52,417	55,110
EMEA(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	226	55,000	351	55,000
Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0	0	30,000
Product revenues, net
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	14,267	21,321	52,417	55,110
License revenues and royalties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	55,000	0	85,000
Royalty Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 226	$ 0	$ 351	$ 0